Note 29 - Cash Flow Disclosures - Cash Flow Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cash Flow [Abstract]
Inventories	$ (1,060,465)	$ 828,796	$ 311,459
Receivables and prepayments and Current tax assets	(75,530)	74,877	(34,368)
Trade receivables	(334,781)	409,163	428,326
Other liabilities	(2,292)	(34,871)	(18,295)
Customer advances	43,744	(34,388)	16,844
Trade payables	383,417	(184,442)	(180,857)
Increase (decrease) in working capital	(1,045,907)	1,059,135	523,109
Income tax accruals less payments
Tax accrued	189,448	23,150	202,452
Taxes paid	(153,846)	(140,364)	(395,869)
Adjustments for income tax expense	35,602	(117,214)	(193,417)
Interest accruals less payments, net
Interest accrued	(14,371)	8,627	(4,616)
Interest received	24,567	19,613	30,890
Interest paid	(21,559)	(28,778)	(30,655)
Interest income (expense)	$ (11,363)	$ (538)	$ (4,381)